Related party transactions - Narrative (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Maximum obligation, notice period (months)	12 months
Maximum obligation, notice period per each year (months)	1 month
Number of years due to change in control	2 years
Payment equivalent period (months)	24 months
Maximum
Disclosure of transactions between related parties [line items]
Maximum obligation, notice period per each year (months)	24 months